SCHEDULE OF REVENUES WITHIN GEOGRAPHIC AREAS (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
REVENUES	$ 1,292	$ 110	$ 2,660	$ 1,087	$ 3,033	$ 665
UNITED STATES
Disaggregation of Revenue [Line Items]
REVENUES					2,983	553
UNITED KINGDOM
Disaggregation of Revenue [Line Items]
REVENUES					4	65
ISRAEL
Disaggregation of Revenue [Line Items]
REVENUES					27
Other [Member]
Disaggregation of Revenue [Line Items]
REVENUES					$ 19	$ 47